Note 1 - General Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes To Financial Statements [Abstract]
General information
1.	General Information

Sono Group N.V. (“Sono N.V.” or the “Company”) is registered in the business register (Netherlands Chamber of Commerce) and its corporate seat is in Amsterdam. The Company has its business exclusively in Germany as the management is located there and the business address is Waldmeisterstraße 76, 80935 Munich, Germany (trade register number: 80683568). Sono N.V.’s sole and wholly-owned subsidiary, Sono Motors GmbH (“Sono Motors”), is registered in the commercial register (Handelsregister) at the local court (Amtsgericht) of Munich, Germany, under HRB 224131. Sono Motors’ registered headquarters is Waldmeisterstraße 76, 80935 Munich, Germany. Sono N.V. is the ultimate parent of the Group. Hereinafter, Sono N.V. and its consolidated subsidiary collectively are referred to as the “Sono Group” or the “Group”. Sono Group develops and plans to sell mainly electric vehicles with integrated solar panels and to license its solar technology to other Original Equipment Manufacturers (OEMs). The Group started business in January 2016 and expects to complete prototype testing in 2023 and start serial production in the second half of 2023.

In November 2021, Sono N.V. successfully completed an initial public offering (IPO) and is now listed on the Nasdaq Stock Market. Trading under the ticker symbol “SEV” commenced on November 17, 2021.

1.	General information

Sono Group N.V. (“Sono N.V.”) is registered in the business register (Netherlands Chamber of Commerce) and its corporate seat is in Amsterdam. The Company has its business exclusively in Germany as the management is located there and the business address is Waldmeisterstraße 76, 80935 Munich, Germany (trade register number: 80683568). Sono N.V.’s sole and wholly-owned subsidiary, Sono Motors GmbH (“Sono Motors”), is registered in the commercial register (Handelsregister) at the local court (Amtsgericht) of Munich, Germany, under HRB 224131. Sono Motors’ registered headquarters is Waldmeisterstraße 76, 80935 Munich, Germany. Sono N.V. is the ultimate parent of the Group. Hereinafter, Sono N.V. and its consolidated subsidiary collectively are referred to as the “Sono Group” or the “Group”. Sono Group develops and plans to sell mainly electric vehicles with integrated solar panels and to license its solar technology to other Original Equipment Manufacturers (OEMs). The Group started business in January 2016 and expects to complete prototype testing in 2022 and start serial production in the second half of 2023.

In November 2021, Sono N.V. successfully completed an IPO and is now listed on the Nasdaq Stock Market. The Company offered 10,000,000 ordinary shares with a par value of EUR 0.06 at a price of USD 15.00 each. In addition, the underwriters, Berenberg Capital Markets LLC and Craig-Hallum Capital Group LLC, were granted the opportunity to purchase 1,500,000 additional ordinary shares from Sono Group within 30 days of the IPO, provided that more than 10,000,000 ordinary shares were sold in the IPO (greenshoe option). The underwriting agreement was signed on November 16, 2021. Trading under the ticker symbol “SEV” commenced on November 17, 2021. All offered shares were sold and the underwriters exercised their greenshoe option in full. After underwriting discounts and commissions, Sono Group raised an amount of kUSD 160,425 through the IPO. The amount was received by the Group on November 19, 2021.

For further details regarding equity transactions in 2021, please refer to Note 7.8 Equity.